Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Time charter revenue	$ 328,905	$ 198,382	$ 202,400
Voyage charter revenue	5,578	2,603	0
Other income	8,992	5,050	4,282
Total	$ 343,475	$ 206,035	$ 206,682